Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2018
Balances and Transactions with Related Parties
Balances and Transactions with Related Parties

(31)    Balances and Transactions with Related Parties

Details of balances with related parties are as follows:

	Thousands of Euros
	31/12/2018	31/12/2017

Receivables from associates (note 13)	382	3,219
Trade payables associates	(15,796)	(4,583)
Loans to associates (note 11)	50,304	26,654
Loans to other related parties (note 11)	82,969	—
Debts with associates	(7,079)	—
Debts with key management personnel	(4,425)	(6,164)
Payables to members of the board of directors	—	(463)
Payables to other related parties	(7,706)	(9,187)
	98,649	9,476

Payables are included in trade and other payables (see note 21).

(a)	Group transactions with related parties

Group transactions with related parties during 2016 were as follows:

	Thousands of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	193	—	—	—
Purchases	(35,569)	—	—	—
Other service expenses	(7,591)	—	(5,325)	(905)
Operating lease expense	—	—	(5,281)	—
Remuneration	—	(10,287)	—	(3,668)
R&D agreements	(10,188)	—	—	—
Finance result	1,946	—	—	—
	(51,209)	(10,287)	(10,606)	(4,573)

Group transactions with related parties during 2017 were as follows:

	Thousands of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	3,009	—	—	—
Purchases	(68,335)	—	—	—
Other service expenses	(11,798)	—	(7,100)	(939)
Operating lease expense	—	—	(5,426)	—
Remuneration	—	(13,672)	—	(5,755)
R&D agreements	(164)	—	—	—
Finance Result	152	—	—	—
	(77,136)	(13,672)	(12,526)	(6,694)

Group transactions with related parties during 2018 are as follows:

	Thousands of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	5,846	—	—	—
Purchases	(97,941)	—	—	—
Other service expenses	(21,065)	—	(4,282)	(844)
Operating lease expense	—	—	(5,469)	—
Remuneration	—	(16,070)	—	(5,848)
R&D agreements	(50)	—	—	—
Sale of investments (note 3)	—	—	469,881	—
Finance result	3,372	—	—	—
	(109,838)	(16,070)	460,130	(6,692)

Every year the Group contributes 0.7% of its profits before tax to a non-profit organization.

“Other service expenses” include contributions to non-profit organizations totaling Euros 4,282 thousand in 2018 (Euros 7,100 thousand in 2017 and Euros 5,325 thousand in 2016).

During 2011 one of the Company’s directors signed a three-year consulting services contract. The director received annual fees of US Dollars 1 million for these services and an additional bonus of US Dollars 2 million for complying with certain conditions. In the years 2014, 2015, 2017 and 2018 the contract has been renewed, the amount of the fees corresponds to US Dollars 1 million per year. The contract has an expiration date of 31 March 2019.

On 28 December 2018, the Group sold Biotest and Haema to Scranton Enterprises B.V (shareholder of Grifols) for US Dollars 538,014 thousand (see note 3). For the payment of the mentioned amount of the sale, Scranton signed a loan contract dated 28 December 2018 for an amount of US Dollars 95,000 thousand (Euros 82,969 thousand) with Grifols Worldwide Operations Limited. The compensation is 2%+EURIBOR and due on 28 December 2025.

Directors representing shareholders´ interests have received remuneration of Euros 1,640 thousand in 2018 (Euros 1,881 thousand in 2017).

The Group has not extended any advances or loans to the members of the board of directors or key management personnel nor has it assumed any guarantee commitments on their behalf. It has also not assumed any pension or life insurance obligations on behalf of former or current members of the board of directors or key management personnel. In addition, certain Company directors and key management personnel have termination benefit commitments (see note 29 (c)).

(b)	Conflicts of interest concerning the directors

The Company’s directors and their related parties have not entered into any conflict of interest that should have been reported in accordance with article 229 of the revised Spanish Companies Act.